Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill
Beginning balance	$ (11,825)	$ (11,658)
Ending balance	$ (11,707)	$ (11,825)	$ (11,658)
Group projections of pre-tax cash flows period	10 years
Post-tax weighted average cost of capital	7.00%	7.00%	7.00%
Goodwill impairment	$ 0
Cost
Disclosure of reconciliation of changes in goodwill
Beginning balance	(12,143)	$ (11,969)	$ (12,113)
Additions through business combinations (Note 25)			19
Exchange and other adjustments	121	(174)	163
Ending balance	(12,022)	(12,143)	(11,969)
Depreciation
Disclosure of reconciliation of changes in goodwill
Beginning balance	318	311	313
Exchange and other adjustments	(3)	7	(2)
Ending balance	$ 315	$ 318	$ 311